Form N-1A Cover	Oct. 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Document Creation Date	Oct. 01, 2026
Document Effective Date	Oct. 01, 2026
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Oct. 01, 2026